DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	China Commercial Credit Inc
Entity Central Index Key	0001556266
Amendment Flag	true
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Entity Filer Category	Non-accelerated Filer